INCOME TAXES (Details)	7 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Federal
State	124,434
Deferred
Federal	(30,416)
State
Valuation allowance	30,416
Income tax provision	$ 124,434